Segment Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Segment Information
Total revenues	¥ 1,466,698	$ 200,937	¥ 1,498,029	¥ 1,257,874
Total depreciation expenses of property and equipment	45,918	6,291	46,090	47,086
Total amortization expense of intangible assets	23,199		25,349	25,438
Information, reservation services and others
Segment Information
Total revenues	929,455	127,335	1,151,532	998,808
Information, reservation services and others | So Young
Segment Information
Total revenues	929,455		1,151,532	998,834
Aesthetic treatment services
Segment Information
Total revenues	169,263	$ 23,189	12,959
Aesthetic treatment services | So Young
Segment Information
Total revenues	169,263		12,959
Sales of medical products and maintenance services | So Young
Segment Information
Total revenues	99,855		66,092	18,336
Sales of medical products and maintenance services | Wuhan Miracle
Segment Information
Total revenues	269,551		268,756	242,339
Operating Segments [Member]
Segment Information
Total revenues	1,468,124		1,499,339	1,259,509
Total depreciation expenses of property and equipment	9,620		7,175	5,531
Total amortization expense of intangible assets	19,730		22,199	22,316
Operating Segments [Member] | So Young
Segment Information
Total revenues	1,198,573		1,230,583	1,017,170
Total depreciation expenses of property and equipment	8,519		5,955	3,676
Total amortization expense of intangible assets	9,528		9,532	9,649
Operating Segments [Member] | Wuhan Miracle
Segment Information
Total revenues	269,551		268,756	242,339
Total depreciation expenses of property and equipment	1,101		1,220	1,855
Total amortization expense of intangible assets	10,202		12,667	12,667
Intersegment Eliminations [Member]
Segment Information
Total revenues	(1,426)		(1,310)	(1,635)
Intersegment Eliminations [Member] | Wuhan Miracle
Segment Information
Total revenues	¥ (1,426)		¥ (1,310)	¥ (1,635)